Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Provisions for Employee Benefits

Employee benefits increased by 448 million euros compared to December 31, 2016 and are summarized as follows:

		As of December 31, 2015	Increases/ Present value	Decrease	Exchange differences and other changes	As of December 31, 2016
		(millions of euros)
Provision for employee severance indemnities	(A)	1,018	49	(59)	1	1,009

Provision for pension plans		23	7	(2)		28
Provision for termination benefit incentives and Corporate restructuring expenses		413	101	(160)	(6)	348

Total other provisions for employee benefits	(B)	436	108	(162)	(6)	376

Total	(A+B)	1,454	157	(221)	(5)	1,385

Of which:
Non-current portion		1,420				1,355
Current portion(*)		34				30

(*)	The current portion refers only to Other provisions for employee benefits.

		As of December 31, 2016	Increases/ Present value	Decrease	Exchange differences and other changes	As of December 31, 2017
		(millions of euros)
Provision for employee severance indemnities	(A)	1,009	—	(51)	—	958

Provision for pension plans and other		28	(2)	(1)	(3)	22
Provision for termination benefit incentives and Corporate restructuring expenses		348	689	(177)	(7)	853

Total other provisions for employee benefits	(B)	376	687	(178)	(10)	875

Total	(A+B)	1,385	687	(229)	(10)	1,833

Of which:
Non-current portion		1,355				1,736
Current portion(*)		30				97

(*)	The current portion refers only to Other provisions for employee benefits.

Summary of Increases in Present Value of Employee Benefits

The Provision for employee severance indemnities only refers to Italian companies and decreased overall by 51 million euros due to drawdowns in the year for termination benefits paid and advance payments. “Increases/Present value” showed a nil balance from the net effect of the following factors:

	Year ended December 31,
	2017	2016	2015
	(millions of euros)
(Positive)/negative effect of curtailment	(6)
Current service cost (*)
Finance expenses	14	16	22
Net actuarial (gains) losses for the year	(8)	33	(16)

Total	—	49	6

Effective return on plan assets	there are no assets servicing the plan

(*)	Following the social security reform in 2007, the portions intended for the INPS Treasury Fund or for the supplementary pension funds have been recorded under “Employee benefits expenses”, in “Social security expenses”, and not as “Employee severance indemnities expenses”. The latter account will still be used only for the accruals of companies with less than 50 employees, amounting to 0.3 million euros in 2017 (essentially unchanged compared to 2016 and 2015).

Summary of Emplyee Benefits Assumptions

The following assumptions have been made:

FINANCIAL ASSUMPTIONS	Executives	Non-executives
Inflation rate	1.50% per annum	1.50% per annum
Discount rate	1.30% per annum	1.30% per annum
Employee severance indemnities annual increase rate	2.625% per annum	2.625% per annum
Annual real wage growth:
equal to or less than 40 years of age	1.0% per annum	1.0% per annum
over 40 but equal to or less than 55 years of age	0.5% per annum	0.5% per annum

over 55 years of age	0.0% per annum	0.0% per annum

DEMOGRAPHIC ASSUMPTIONS	Executives	Non-executives
Probability of death	RG 48 mortality tables published by “Ragioneria Generale dello Stato”	RG 48 mortality tables published by “Ragioneria Generale dello Stato”

Probability of disability	INPS tables divided by age and sex	INPS tables divided by age and sex

Probability of resignation:
up to 40 years of age	6.50%	1.00%
From 41 to 50 years of age	2.00%	0.50%
From 51 to 59 years of age	2.00%	0.50%
From 60 to 64 years of age	20.00%	6.50%
Over 65 years of age	None	None

Probability of retirement	Reaching the minimum requisites established by the Obligatory General Insurance updated on the basis of Italian Law 214 of December 22, 2011

Probability of receiving at the beginning of the year an advance from the provision for severance indemnities accrued equal to 70%	1.5% per annum	1.5% per annum

Summary of Sensitivity Analysis for Actuarial Assumptions

The weighted average duration of the obligation is 10.9 years.

CHANGES IN ASSUMPTIONS	Amounts (millions of euros)
Turnover rate:
+0.25 p.p.	(2)
- 0.25 p.p.	2

Annual inflation rate:
+0.25 p.p.	17
- 0.25 p.p.	(17)

Annual discount rate:
+0.25 p.p.	(23)
- 0.25 p.p.	24